TAXES ON INCOME - Summary of Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ 171	$ 167	$ 642
Domestic (Israel)	71	104	131
Foreign	100	63	511
Income taxes	$ 171	$ 167	$ 642